                          AIM VARIABLE INSURANCE FUNDS

  AIM V.I. AGGRESSIVE GROWTH FUND                  AIM V.I. GROWTH FUND
   AIM V.I. BASIC BALANCED FUND                  AIM V.I. HIGH YIELD FUND
     AIM V.I. BASIC VALUE FUND              AIM V.I. INTERNATIONAL GROWTH FUND
      AIM V.I. BLUE CHIP FUND                 AIM V.I. LARGE CAP GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. MID CAP CORE EQUITY FUND
 AIM V.I. CAPITAL DEVELOPMENT FUND              AIM V.I. MONEY MARKET FUND
     AIM V.I. CORE EQUITY FUND                 AIM V.I. PREMIER EQUITY FUND
 AIM V.I. DEMOGRAPHIC TRENDS FUND                AIM V.I. REAL ESTATE FUND
 AIM V.I. DIVERSIFIED INCOME FUND             AIM V.I. SMALL CAP EQUITY FUND
AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                        Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005 and September 20, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                              OTHER
POSITION(S) HELD WITH THE       OFFICER                                                      TRUSTEESHIP(S) HELD
         TRUST                   SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------       -------      -------------------------------------------     -------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche


Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                             AIM V.I. UTILITIES FUND
                                 SERIES I SHARES
                                SERIES II SHARES

                        Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented May 23, 2005, September 16, 2005 and September 20, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix C in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                             OTHER
POSITION(S) HELD WITH THE       OFFICER                                                      TRUSTEESHIP(S) HELD
          TRUST                  SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------       -------      -------------------------------------------     -------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.